INTANGIBLE ASSETS, NET	12 Months Ended
Feb. 29, 2016
Finite-Lived Intangible Assets, Net [Abstract]
Intangible Assets Disclosure [Text Block]
7.	INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of	As of
	February 28,	February 29,
	2015	2016

Domain names	$2,077,796	$2,077,796
Trade name	2,145,262	8,578,526
Copyrights	1,648,532	1,648,532
Student base	221,082	4,768,472
Technology	63,801	1,523,833
Partnership agreement	349,783	349,783
Non-compete agreements	49,846	49,846
Education licenses	144,074	297,861
Customer relationship	426,839	426,839
Concession	404,523	404,523
User base	193,000	193,000

Total cost of intangible assets	7,724,538	20,319,011
Less: accumulated amortization	(4,126,372)	(5,153,133)
Add: foreign exchange difference	89,089	28,543

	$3,687,255	$15,194,421

Domain names and copyrights were acquired from third parties and the rest of intangible assets were recorded as a result of acquisitions.

The Group recorded amortization expense of $461,482, $737,203 and $1,026,761 for the years ended February 28, 2014, 2015 and February 29, 2016, respectively.

Estimated amortization expense of the existing intangible assets for the next five years is $2,437,036, $2,121,651, $2,042,053, $1,896,290 and $1,763,095, respectively.